Nonparticipant-Directed Investments	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Nonparticipant-Directed Investment [Line Items]
Nonparticipant-Directed Investments	Nonparticipant-Directed Investments
The “Nonparticipant-Directed” net assets of the Plan and changes therein represent Employer contributions into the ESOP component of the Plan. Participants have the option to reinvest nonparticipant-directed investments daily among any of the other investment options available under the Plan.